Intangibles and other assets (Schedule of detailed information about intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	$ 5,027
Balance, end of year	5,409	$ 5,027
Cost [Member]
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	21,538	18,557
Additions	1,466	2,325
Disposals	0	(96)
Effects of movement in exchange rates	346	752
Balance, end of year	23,350	21,538
Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	16,511	14,395
Additions	1,138	1,606
Disposals	0	(96)
Effects of movement in exchange rates	292	606
Balance, end of year	$ 17,941	$ 16,511